VOYA SERIES FUND, INC.

Voya Capital Allocation Fund (the “Fund”)

Supplement dated January 25, 2016 to the Fund’s

Class A, Class B, Class C, Class I, Class O and Class W

Statement of Additional Information dated September 30, 2015 (“SAI”)

The Fund’s Board of Directors has approved a modification to the Fund’s management fee and sub-advisory fee rates. Effective November 30, 2015:

1.              The table in the section entitled “Management Fees” under “Adviser” of the Fund’s SAI is deleted and replaced with the following:

Annual Management Fee

If the Fund invests in Underlying Funds:

0.180% of the Fund’s average daily net assets.

If the Fund invests in Unaffiliated Funds/ETFs and Derivatives:

0.400% of the Fund’s average daily net assets.

If the Fund invests in Direct Investments:

0.900% on the first $500 million of the Fund’s average daily net assets;

0.875% on the next $500 million of the Fund’s average daily net assets;

0.850% on the next $500 million of the Fund’s average daily net assets;

0.825% on the next $500 million of the Fund’s average daily net assets; and

0.800% of the Fund’s average daily net assets in excess of $2 billion.

“Underlying Funds” shall mean open-end investment companies registered under the 1940 Act within the Voya family of funds.  The term “family of funds” shall have the same meaning as “fund complex” as defined in Item 17 of Form N-1A, as it was in effect on the date of the Investment Management Agreement.

“Direct Investments” shall mean assets which are not Underlying Funds, Unaffiliated Funds/ETFs or Derivatives.

“Unaffiliated Funds/ETFs” shall mean investment companies, including exchange-traded funds, that are not within the Voya family of funds.

2.              The table in the section entitled “Sub-Advisory Fees” under “Sub-Adviser” of the Fund’s SAI is deleted and replaced with the following:

Sub-Adviser	Annual Sub-Advisory Fee
Voya Investment Management Co. LLC (“Voya IM”)

If the Fund invests in Underlying Funds:

0.0200% of the Fund’s average daily net assets.

If the Fund invests in Unaffiliated Funds/ETFs and Derivatives:

0.1350% of the Fund’s average daily net assets.

If the Fund invests in Direct Investments:

0.3600% on the first $500 million of the Fund’s average daily net assets;

0.3490% on the next $500 million of the Fund’s average daily net assets;

0.3380% on the next $500 million of the Fund’s average daily net assets;

0.3260% on the next $500 million of the Fund’s average daily net assets; and

0.3150% of the Fund’s average daily net assets in excess of $2 billion.

“Underlying Funds” shall mean open-end investment companies registered under the 1940 Act within the Voya family of funds.  The term “family of funds” shall have the same meaning as “fund complex” as defined in Item 17 of Form N-1A, as it was in effect on the date of the Sub-Advisory Agreement.

“Direct Investments” shall mean assets which are not Underlying Funds, Unaffiliated Funds/ETFs or Derivatives.

“Unaffiliated Funds/ETFs” shall mean investment companies, including exchange-traded funds, that are not within the Voya family of funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE